Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of share-based payment arrangements information	The expense is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2022	2021	2020

Share-based payments	(6.9)	(12.7)	(14.5)
Total included in profit or loss for the year	(6.9)	(12.7)	(14.5)

Summary of movement of share options under Gold Fields limited 2012 share plan
The following table summarises the movement of share options under the Gold Fields Limited 2012 share plan as amended in 2016 during the years ended 31 December 2022, 2021 and 2020:

	2022	2021	2020
	Performance Shares (PS)	Performance Shares (PS)	Performance Shares (PS)

Outstanding at beginning of the year	5,161,744	6,982,838	14,833,390
Movement during the year:
Granted	753,838	1,403,675	1,581,749
Exercised and released	(2,468,710)	(3,038,661)	(7,825,571)
Forfeited	(460,082)	(186,108)	(1,606,730)
Outstanding at end of the year	2,986,790	5,161,744	6,982,838

Summary of fair value of equity instruments granted
The fair value of equity instruments granted during the year ended 31 December 2022, 2021 and 2020 were valued using the Monte Carlo simulation model:

	2022	2021	2020

Monte-Carlo simulation
Performance shares
The inputs to the model for options granted during the year were as follows:
– weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	66.8%	63.6%	58.4%
– expected term (years)	3 years	3 years	3 years
– dividend yield[1]	n/a	n/a	n/a
– average three-year risk free interest rate (based on US interest rates)	1.2%	1.2%	0.3%
– weighted average fair value (United States dollars)	10.2	10.3	6.4

[1]    There is no dividend yield applied to the Monte Carlo simulation model as the performance conditions follow a total shareholder return method.